Employee Benefit Plans (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	$ 14,288	$ 13,767
Total Fair Value Of Trust Other Net Assets	131	132
Notice To Redeem Investments days [maximum]	90 days
Money Market Investments Net Asset Value Per Unit	$ 1
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,895	1,733
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	12,393	12,034
Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	362	420
Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3,203	2,618
Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,440	1,235
Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	7,467	8,007
Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	93	78	54
Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,723	1,409	1,137
Cash Equivalents [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	31	77
Cash Equivalents [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	70	112
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	31	77
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	70	112
Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			65
U.S. Government And Agency Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	124	153
U.S. Government And Agency Securities [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,600	1,715
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	119	148
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,281	1,576
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	5	5
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	319	139
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Residential Real Estate [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	105	96
Residential Real Estate [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,106	810
Residential Real Estate [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	67	68
Residential Real Estate [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	562	525
Residential Real Estate [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Residential Real Estate [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Residential Real Estate [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	38	28
Residential Real Estate [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	544	285
Corporate Debt Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	900	805
Corporate Debt Securities [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	4,856	4,889
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	4	9
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1	3
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	894	795
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	4,230	4,275
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2	1
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	625	611
Other Fixed Income Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	51	38
Other Fixed Income Securities [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	721	576
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	14	0
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	166	0
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	37	38
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	555	576
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Global Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	631	515
Global Equity Securities [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3,486	3,419
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	127	118
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,123	402
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	504	397
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2,363	3,017
Global Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Global Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	53	49
Absolute Return [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	554	513
Absolute Return [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	$ 53	$ 49